Form 13F Cover Page


 Filing for Quarter-Ending:          June 30, 2009

 Check here if Amendment:             (  )
 Amendment Number:
 This Amendment:                      (  )  is a reinstatement
                                      (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:                                Croft-Leominster, Inc.
 Address:                             300 Water Street, 4th floor
                                      Baltimore, MD  21202

 Form 13-F File Number:               28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                                Carla Prescimone
Title:                               Assistant Vice President
Phone:                               410-576-0100

Signature, Place, and Date of Signing:

                        Baltimore, Maryland                   8/14/2009
--------------------------------------------------------------------------------
Signature                  City, State                          Date


Report Type (Check only one):

( X )  13F Holdings Report       Check here if all holdings of this reporting
                                 manager are reported in this report.
(  )  13F Notice                 Check here if no holdings reported are in this
                                 report, and all holdings are reported by other
                                 reporting manager(s).
(  )  13F Combination Report     Check here if a portion of the holdings for
                                 this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                             none

Form 13F Information Table Entry Total:                         144

Form 13F Information Table Value Total:                       $336.68
                                                            (thousands)

      *NOTE: Unless Otherwise Indicated

   ITEM 6: Investment Discretion:            SOLE
   ITEM 7: Voting Authority:                 NONE

           SECURITY NAME               TITLE of CLASS       CUSIP          MARKET VALUE     QUANITY
 AAR Corp                                    COM              000361105      $ 1.4370          89,534
 ABB Ltd                                SPONSORED ADR         000375204      $ 3.7662         238,669
 AXT Inc                                     COM              00246W103      $ 0.0179          13,000
 Abbott Labs                                 COM              002824100      $ 0.2394           5,089
 Aberdeen Asia Pacific Incom                 COM              003009107      $ 0.0776          13,900
 Aetna Inc New                               COM              00817Y108      $ 2.2181          88,546
 Albemarle Corp                              COM              012653101      $ 2.7805         108,742
 Allegheny Technologies Inc.                 COM              01741R102      $ 1.8384          52,632
 AllianceBernstein Gbl Hgh In                COM              01879R106      $ 0.1578          15,366
 Allstate Corp                               COM              020002101      $ 3.7475         153,585
 Altera Corp                                 COM              021441100      $ 2.0195         123,974
 Ameren Corporation                          COM              023608102      $ 0.3047          12,241
 American Express Co                         COM              025816109      $ 1.5133          65,118
 Applied Materials Inc                       COM              038222105      $ 1.6753         152,163
 Archer Daniels Midland Co                   COM              039483102      $ 1.0972          40,988
 Asia Tigers Fund Inc                        COM              04516T105      $ 0.1890          12,264
 Atlas Amer Inc                              COM              049167109      $ 1.5624          87,429
 BP PLC                                 SPONSORED ADR         055622104      $ 0.3444           7,223
 Baldor Elec Co                              COM              057741100      $ 5.3389         224,419
 Bank of America Corp                        COM              060505104      $ 3.8557         292,098
 Bank of New York Mellon Corp                COM              064058100      $ 2.8024          95,613
 Berkshire Hathaway - CL A                   CL A             084670108      $ 0.4500               5
 Berkshire Hathaway - CL B                   CL B             084670207      $ 2.5627             885
 BHP Billiton Ltd                       SPONSORED ADR         088606108      $ 1.1578          21,155
 Blackrock Munivest Fd Inc                   COM              09253R105      $ 0.0943          11,850
 CB Richard Ellis Group Inc                  CL A             12497t101      $ 3.5590         380,231
 CF Inds Hldgs Inc                           COM              125269100      $ 3.1089          41,933
 CVS Caremark Corporation                    COM              126650100      $ 4.9667         155,843
 Cablevision Sys Corp                  CL A NY CABLVS         12686C109      $ 3.2133         165,549
 Cadbury PLC                              SPONS ADR           12721e102      $ 0.2263           6,578
 Calpine Corp                              COM NEW            131347304      $ 3.1934         286,404
 Canadian Natl Ry Co                         COM              136375102      $ 1.0933          25,450
 Canadian Nat Res Ltd                        COM              136385101      $ 0.2397           4,567
 Caterpillar Inc                             COM              149123101      $ 2.7308          82,651
 Cephalon, Inc.                              COM              156708109      $ 2.3358          41,232
 Cisco Sys Inc                               COM              17275R102      $ 4.8930         262,358
 Citigroup, Inc.                             COM              172967101      $ 0.2830          95,274
 Collective Brands Inc                       COM              19421w100      $ 4.7057         322,969
 Companhia Energetica de Mina          SP ADR N-V PFD         204409601      $ 0.1610          11,981
 Corning Inc                                 COM              219350105      $ 3.0750         191,469
 Covance Inc.                                COM              222816100      $ 0.4286           8,712
 Cytori Therapeutics Inc                     COM              23283k105      $ 0.0379          10,500
 Deere & Co                                  COM              244199105      $ 5.3634         134,252
 Du Pont E I  De Nemours & Co                COM              263534109      $ 4.1543         162,149
 Edison Intl                                 COM              281020107      $ 0.3513          11,166
 Edwards Lifesciences Corporati              COM              28176E108      $ 5.2716          77,489
 Exelon Corp                                 COM              30161N101      $ 0.2023           3,950
 Exxon Mobil Corp                            COM              30231G102      $ 0.3424           4,898
 FMC Corp                                  COM NEW            302491303      $ 6.9943         147,872
 FPL Group Inc                               COM              302571104      $ 0.7540          13,260
 FirstEnergy Corp                            COM              337932107      $ 2.1666          55,913
 Flowserve Corp                              COM              34354P105      $ 1.8268          26,168
 Franklin Resources Inc                      COM              354613101      $ 1.1192          15,542
 Freeport McMoran Copper & Gold              COM              35671D857      $ 6.6011         131,733
 General Cable Corp Del New                  COM              369300108     $ 10.6733         284,016
 General Electric Co                         COM              369604103      $ 3.0510         260,328
 General Mills Inc                           COM              370334104      $ 0.4316           7,705
 Genzyme Corp                                COM              372917104      $ 2.8857          51,835
 Grubb & Ellis Co                       COM PAR $0.01         400095204      $ 0.0184          23,000
 Gulfport Energy Corp                      COM NEW            402635304      $ 0.5263          76,836
 Hewlett Packard Co                          COM              428236103      $ 0.3036           7,855
 Honeywell Intl Inc                          COM              438516106      $ 5.2377         166,805
 ITT Corp (New)                              COM              450911102      $ 5.0329         113,098
 ICON plc - Spons ADR                   SPONSORED ADR         45103T107      $ 2.8220         130,770
 Insured Muni Income Fd                      COM              45809F104      $ 0.1365          11,100
 International Business Machs                COM              459200101      $ 0.3075           2,945
 Johnson & Johnson                           COM              478160104      $ 6.2282         109,651
 Kansas City Southern                      COM NEW            485170302      $ 0.3798          23,578
 Laboratory Corp Amer Hldgs                COM NEW            50540R409      $ 0.3844           5,670
 Lexicon Pharmaceuticals Inc                 COM              528872104      $ 0.0154          12,400
 Liberty Media Corp New                 ENT COM SER A         53071M500      $ 6.9190         259,140
 Lowe's Companies                            COM              548661107      $ 5.9632         307,222
 Markel Corporation                          COM              570535104      $ 0.4414           1,567
 Marsh & McLennan Cos                        COM              571748102      $ 5.4851         272,483
 Masco Corp                                  COM              574599106      $ 0.1305          13,623
 McDonald's Corp.                            COM              580135101      $ 1.4750          25,657
 Merck & Co Inc                              COM              589331107      $ 1.2664          45,294
 Metlife Inc                                 COM              59156R108      $ 4.0941         136,424
 Microsoft Corp                              COM              594918104      $ 0.2187           9,200
 Monsanto Co New                             COM              61166W101      $ 4.7193          63,482
 Morgan Stanley                        MUN INCOME III         61745P437      $ 0.1357          19,700
 Nalco Holding Co                            COM              62985Q101      $ 1.7873         106,134
 Nexen Inc.                                  COM              65334H102      $ 6.6450         306,927
 Nobel Learning Communities, In              COM              654889104      $ 0.1801          15,700
 Norfolk Southern Corp                       COM              655844108      $ 2.4623          65,365
 Novogen Limited                        SPONSORED ADR         67010F103      $ 0.0317          14,200
 Oilsands Quest Inc                          COM              678046103      $ 0.0260          27,087
 Optical Cable Corp                        COM NEW            683827208      $ 0.0831          27,600
 PHC Inc Mass                               CL A              693315103      $ 0.0393          28,100
 PG&E Corp                                   COM              69331C108      $ 2.0519          53,380
 Penn West Energy Tr                       TR UNIT            707885109      $ 1.3930         109,426
 Pentair, Inc                                COM              709631105      $ 0.9994          39,007
 PerkinElmer, Inc.                           COM              714046109      $ 0.8717          50,100
 Petrohawk Energy Corp                       COM              716495106      $ 0.5208          23,354
 Pfizer Inc                                  COM              717081103      $ 2.2309         148,727
 Pharmaceutical Product Develop              COM              717124101      $ 4.0956         176,382
 Philip Morris Intl Inc                      COM              718172109      $ 5.0300         115,313
 Pinnacle West Capital Corp                  COM              723484101      $ 0.7789          25,834
 Plum Creek Timber Co Inc                    COM              729251108      $ 4.8803         163,877
 Potash Corp Sask Inc                        COM              73755L107      $ 3.5587          38,245
 Potlatch Corp New                           COM              737630103      $ 3.6356         149,674
 Pressure Biosciences Inc                    COM              74112E109      $ 0.0203          12,106
 Price T Rowe Group Inc                      COM              74144T108      $ 2.0675          49,617
 Procter & Gamble                            COM              742718109      $ 3.9595          77,486
 Prudential Financial Inc.                   COM              744320102      $ 4.9493         132,975
 Putnam Mun Opportunities Tr             SH BEN INT           746922103      $ 0.1265          12,842
 Schering Plough Corp                        COM              806605101      $ 2.6513         105,545
 Solutia Inc                               COM NEW            834376501      $ 0.0726          12,600
 Southern Union Co                           COM              844030106      $ 2.5114         136,565
 Southwestern Energy Co                      COM              845467109      $ 8.6051         221,496
 Staples Inc                                 COM              855030102      $ 0.2320          11,499
 Stryker Corp                                COM              863667101      $ 1.3363          33,627
 Templeton Emerg Mkts Income                 COM              880192109      $ 0.1489          12,952
 Terex Corporation                           COM              880779103      $ 2.7644         229,029
 3M Co.                                      COM              88579Y101      $ 4.6474          77,327
 Time Warner Cable Inc                       COM              88732j207      $ 0.6625          20,918
 Tortoise North Amrn Enrgy Co                COM              89147T103      $ 0.3436          21,623
 Trinity Inds Inc                            COM              896522109      $ 0.5167          37,939
 Ultra Petroleum Corp                        COM              903914109      $ 4.3026         110,324
 Unilever N V                            NY SHS NEW           904784709      $ 0.2458          10,166
 US Gold Corporation                    COM PAR $0.10         912023207      $ 0.0660          25,000
 United Technologies                         COM              913017109      $ 5.4263         104,432
 UnitedHealth Group Inc                      COM              91324P102      $ 2.7302         109,296
 Valmont Inds Inc                            COM              920253101      $ 2.9111          40,387
 Varian Inc.                                 COM              922206107      $ 0.3475           8,814
 Varian Medical Systems, Inc.                COM              92220P105      $ 0.3957          11,260
 Verisign, Inc.                              COM              92343E102      $ 2.4765         133,719
 Viacom Inc New                             CL B              92553P201      $ 1.1514          50,724
 Vitran Corp Inc                             COM              92850E107      $ 0.1040          10,500
 Waddell & Reed Financial - A               CL A              930059100      $ 1.6220          61,511
 Wells Fargo & Co.                           COM              949746101      $ 0.3544          14,609
 Western Asset Worldwide Inco                COM              957668106      $ 0.1484          14,000
 Weyerhaeuser Co                             COM              962166104      $ 8.0905         265,871
 Williams Cos Inc.                           COM              969457100      $ 6.7547         432,719
 Wyeth                                       COM              983024100      $ 4.2801          94,296
 Amdocs Ltd                                  ORD              G02602103      $ 3.4290         159,858
 Invesco Ltd                                 SHS              G491BT108      $ 5.6061         314,598
 Ace Ltd                                     SHS              H0023R105      $ 9.9309         224,528
 Foster Wheeler Ag                           COM              H27178104      $ 6.9772         293,777
 Noble Corporation Baar                  NAMEN - AKT          h5833n103      $ 0.2012           6,650
 Tyco International Ltd                      SHS              H89128104      $ 2.3787          91,559
 Rosetta Genomics Ltd                        SHS              M82183100      $ 0.0404          12,700
 Qiagen NV                                   ORD              N72482107      $ 5.0927         273,949
 Flextronics Intl Ltd                        ORD              Y2573F102      $ 0.7657         184,500

                                                                           $ 336.6756      13,196,290